Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($)	Ordinary shares	Additional paid-in Capital	Treasury stocks	Accumulated deficit	Total
Balance at Dec. 31, 2017	$ 58,559	$ 17,830,361		$ (15,086,200)	$ 2,802,720
Balance (in Shares) at Dec. 31, 2017	21,737,263
Issuance of ordinary shares	$ 3,116	958,654			961,770
Issuance of ordinary shares (in Shares)	1,167,615
Issuance of ordinary shares in connection with conversion of convertible loans	$ 477	58,730			59,207
Issuance of ordinary shares in connection with conversion of convertible loans (in Shares)	178,689
Issuance of ordinary shares in connection with Professional service rendered	$ 968	220,508			221,476
Issuance of ordinary shares in connection with Professional service rendered (in Shares)	343,750
Beneficial conversion feature related to convertible loans		338,266			338,266
Issuance of warrants		137,284			137,284
Exercise of options	$ 181	813			994
Exercise of options (in Shares)	64,631
Stock based compensation		153,990			153,990
Net loss				(1,972,558)	(1,972,558)
Balance at Dec. 31, 2018	$ 63,301	19,698,606		(17,058,758)	2,703,149
Balance (in Shares) at Dec. 31, 2018	23,491,948
Issuance of ordinary shares in connection with conversion of convertible loans	$ 1,630	97,235			98,865
Issuance of ordinary shares in connection with conversion of convertible loans (in Shares)	576,270
Issuance of ordinary shares in connection with Professional service rendered	$ 911	24,733			25,644
Issuance of ordinary shares in connection with Professional service rendered (in Shares)	325,000
Beneficial conversion feature related to convertible loans		21,445			21,445
Stock based compensation		109,613			109,613
Net loss				(3,953,005)	(3,953,005)
Balance at Dec. 31, 2019	$ 65,842	19,951,632		(21,011,763)	(994,289)
Balance (in Shares) at Dec. 31, 2019	24,393,218
Issuance of ordinary shares in connection with conversion of convertible loans	$ 1,111	64,634			65,745
Issuance of ordinary shares in connection with conversion of convertible loans (in Shares)	386,735
Issuance of ordinary shares in connection with Professional service rendered	$ 602	33,443			34,045
Issuance of ordinary shares in connection with Professional service rendered (in Shares)	206,250
Issuance of Ordinary Shares as a consideration for the Jet CU purchase	$ 5,848	218,352			224,200
Issuance of Ordinary Shares as a consideration for the Jet CU purchase (in Shares)	2,000,000
Treasury stocks			(122,482)		(122,482)
Stock based compensation		464,773			464,773
Net loss				(12,543,737)	(12,543,737)
Balance at Dec. 31, 2020	$ 73,403	$ 20,732,834	$ (122,482)	$ (33,555,500)	$ (12,871,745)
Balance (in Shares) at Dec. 31, 2020	26,986,203